Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2017	Aug. 31, 2015	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Operating leases costs			$ 319,000		$ 1,277,000	$ 1,277,000
Operating lease right-of-use assets			2,229,000		2,506,000	3,567,000
Operating lease right-of-use assets			$ 2,229,000		$ 2,506,000	3,567,000	$ 2,506,000
Operating lease obligation dsiscount rate			7.00%		7.00%
Chairperson, President, And Majority Stockholder [Member]
Lease agreement expiration date	Oct. 01, 2022
Monthly rent	$ 16,000
Ontario, California [Member]
Lease agreement expiration date		Oct. 31, 2021
Operating lease rent expense			$ 48,800	$ 48,500	$ 197,000	194,000
Minimum [Member]
Lease terms			2 years		2 years
Maximum [Member]
Lease terms			4 years		4 years
Computer storage and processing space [Member]
Lease payment description			Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014		Under the terms of the agreement, the Company first became obligated to pay for these services on January 1, 2009, when the monthly payment was $44,000 or $525,000 for the 2009 year. From 2010 to 2014
Monthly lease payment			$ 35,000		$ 35,000
Lease agreement expiration date			Oct. 30, 2020		Oct. 30, 2020
New lease agreement expiration date			Oct. 30, 2025		Oct. 30, 2025
Lease expenses			$ 271,000	$ 271,000	$ 1,085,000	$ 1,085,000
Service payments, annually			875,000
Expenses for services			$ 1,050,000		$ 1,050,000